Income tax expense - Summary of income tax expense calculated by multiplying net income before tax with the tax rate (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income taxes	₩ 6,929,009	₩ 6,029,092	₩ 5,964,960
Income taxes at statutory tax rates	1,818,897	1,581,318	1,564,388
Non-taxable income	(20,796)	(44,370)	(10,350)
Non-deductible expense	23,909	19,755	16,514
Tax credit	(1,318)	(1,484)	(1,185)
Others	23,798	(84,297)	(82,407)
Income tax expenses	₩ 1,844,490	₩ 1,470,922	₩ 1,486,960
Effective tax rate	26.62%	24.40%	24.93%